10. Long-Term Debt (March 2014 note)	12 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
10. Long-Term Debt

Financing of Insurance Premiums

On February 25, 2014, the Company entered into a note agreement for $188,000 with an interest rate of 4.81% per annum. This instrument was issued in connection with financing insurance premiums. The note is payable in monthly installments of $27,000 with the final payment on August 25, 2014. During the year ended March 31, 2014, the Company made principal and interest payments of $53,000 and $1,000, respectively. The remaining balance of this note amounted to $135,000 at March 31, 2014 which is included in the current portion of long-term debt in the accompanying consolidated balance sheet.

On February 25, 2013, the Company entered into a note agreement for $155,000 with an interest rate of 4.81% per annum. This instrument was issued in connection with financing insurance premiums. The note is payable in monthly installments of $22,500 with the final payment on August 25, 2013. During the year ended March 31, 2013, the Company made principal and interest payments of $44,000 and $1,000, respectively. The remaining balance of this note amounted to $110,000 at March 31, 2013, which $6,000 is included in the current portion of long-term debt in the accompanying consolidated balance sheet.

Venture Lending & Leasing, Inc. and Venture Lending & Leasing VI, Inc.

On May 1, 2010, the Company entered into a loan and security agreement and a supplement to the loan and security agreement with Venture Lending & Leasing V, Inc., to borrow $3,000,000 (together, the “VLL5 Loan Agreements”). In connection with those agreements, the Company issued two warrants to Venture Lending & Leasing V, LLC, a Delaware limited liability company (“LLC5”), which, in the aggregate, had a total put option cash value of $750,000 (the “VLL5 Warrants”).

On June 29, 2011, the Company entered into a loan and security agreement and a supplement to the loan and security agreement with Venture Lending & Leasing VI, Inc., to borrow $2,500,000 (together, the “VLL6 Loan Agreements”). In connection with those agreements, the Company issued three warrants to Venture Lending & Leasing VI, LLC, a Delaware limited liability company (“LLC6”), which, in the aggregate, had a total put option cash value of $1,250,000 (the “VLL6 Warrants”).

On October 30, 2012, the Company entered into respective letter agreements with VLL5 and VLL6 to amend the repayment terms of its outstanding debt obligations. Prior to the execution of these agreements, LLC5 and LLC6 held an aggregate of 79,517 warrants (adjusted for the reverse stock split effective April 1, 2013) to purchase common stock, which, in the aggregate, had a total put option cash value of $2,000,000 (the “Cash Settlement Liability”) and was included in long term liabilities on the Company’s consolidated balance sheets.

On that same day, the Company also entered into a stock purchase agreement with LLC5 and LLC6 (together with LLC5, collectively referred to as “WTI”) for the issuance to WTI of shares of its common stock having an aggregate grant date fair market value of $3,500,000, or approximately $5.67 per post-split share, in exchange for LLC5’s agreement to surrender the VLL5 Warrants, and LLC6’s agreement to surrender the VLL6 Warrants, and the surrender by WTI of the accompanying Cash Settlement Liability. Accordingly, on November 1, 2012, the Company issued an aggregate of 617,284 restricted shares of its post-split common stock (the “Shares”) to WTI, pursuant to the terms of the stock purchase agreement. The VLL5 Warrants and the VLL6 Warrants were surrendered on October 30, 2012.

If at any time between October 30, 2012 through either March 31, 2014 or July 31, 2015 (the “Settlement Dates”) WTI sells the Shares, then the proceeds from the sale of the Shares will be applied as follows (the “Grace Period”):

(a)	If and when the Shares are sold by WTI during the Grace Period, the fair value of the proceeds received will be retained by WTI as consideration for surrendering the Cash Settlement Liability, up to a maximum value of $2,000,000.

(b)	If and when the Shares are sold by WTI during the Grace Period, any additional proceeds received from the sale of the Shares in excess of $2,000,000 (approximately $3.22 per share) but up to $3,500,000 (approximately $5.67 per share) will be applied by WTI as a prepayment of a portion of the then outstanding debt based on the terms of the stock purchase agreement.

(c)	If and when the Shares are sold by WTI during the Grace Period, any additional proceeds received from the sale of the Shares in excess of $3,500,000 (approximately $5.67 per share) up to $4,500,000 (approximately $7.28 per share) shall be the sole possession and property of WTI, in accordance with the terms of the stock purchase agreement.

(d)	If the Shares are sold by WTI during the Grace Period for value in excess of $4,500,000 (approximately $6.72 per share), 50% of the amount of the proceeds in excess of the $4,500,000 will be the sole possession and property of WTI and 50% of the amount of the proceeds shall be applied as a prepayment of a portion of the then outstanding debt based on the terms of the stock purchase agreement.

(e)	If the Shares are sold by WTI during the Grace Period for value less than $2,000,000 (approximately $3.22 per share), the Company is required to make a cash payment to WTI until the total Cash Settlement Liability of $2,000,000 has been recovered (“Cash Shortfall”).

As of December 16, 2013, the Shares were sold for an average price of $5.35 per share, resulting in gross proceeds of $3,304,000 and net proceeds of $3,291,000 after deducting certain transaction costs. Pursuant to the stock purchase agreement, the net proceeds from the sale of the Shares were applied as follows:

(a)	$2,000,000 of the proceeds received were retained by LLC5 and LLC6 as consideration for surrendering the VLL5 Warrants and VLL6 Warrants and the underlying put warrant liabilities.

(b)	After the put warrant liabilities were satisfied, the remaining proceeds were applied to the reduction of the Company’s remaining loans outstanding under the VLL5 Loan Agreements and the VLL6 Loan Agreements. As there were no outstanding loans under the VLL5 Loan Agreements, the Company used the amount to prepay the outstanding loans under the VLL6 Loan Agreements, for which $1,131,000 of the proceeds received was applied as a prepayment of the then outstanding debt under the VLL6 Loan Agreements and $94,000 of the proceeds received was applied as a prepayment of all future interest owed in connection with the VLL6 Loan Agreements.

(c)	After the loans were prepaid in full, approximately $66,000 remained in excess of all outstanding obligations owed by the Company. Pursuant to the terms of the stock purchase agreement, such amount was allocated 50/50, and $33,000 was paid to the Company.

In connection with the VLL5 Loan Agreements and the VLL6 Loan Agreements, during the years ended March 31, 2014 and 2013, the Company made interest payments of $188,000 and $474,000, respectively, and aggregate principal payments of $1,379,000 and $1,855,000, respectively. In addition, for the years ended March 31, 2014 and 2013, the Company recorded $863,000 and $624,000 of non-cash interest related to the loans, respectively.

A summary of principal payments due in years subsequent to March 31, 2014 for long-term debt is as follows:

For Years Ending March 31,
2015	143,000
2016	4,000
Total principal payments	147,000
Less: current portion	(143,000)
Long-term portion	$4,000